SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segmented Information [Table Text Block]
	2012	2011

Cash and restricted cash:
Canada	$2,152,984	$4,263,201
Ghana	376,893	456,513
Total cash and restricted cash	$2,529,877	$4,719,714
Capital assets
Canada	—	3,418
Ghana	1,922,894	2,224,031
Total capital assets	$1,922,894	$2,227,449
Total	$4,452,771	$6,947,163